Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and SAI Dated
Columbia Emerging Markets Consumer ETF	8/1/2018
Columbia India Infrastructure ETF	8/1/2018
Columbia India Small Cap ETF	8/1/2018
Effective immediately, the following changes are made in the Funds' Prospectus:
The first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus is hereby deleted and replaced with the following:
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The rest of the sections remains the same.
The "Mauritius Subsidiary Risk" and "Treaty/Tax Risk — The India-Mauritius Tax Treaty" under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted. The rest of the sections remains the same.

Columbia Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and SAI Dated
Columbia Emerging Markets Consumer ETF	8/1/2018
Effective immediately, the following changes are made in the Funds' Prospectus:
The first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus is hereby deleted and replaced with the following:
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The rest of the sections remains the same.
The "Mauritius Subsidiary Risk" and "Treaty/Tax Risk — The India-Mauritius Tax Treaty" under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted. The rest of the sections remains the same.

Columbia India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and SAI Dated
Columbia India Infrastructure ETF	8/1/2018
Effective immediately, the following changes are made in the Funds' Prospectus:
The first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus is hereby deleted and replaced with the following:
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The rest of the sections remains the same.
The "Mauritius Subsidiary Risk" and "Treaty/Tax Risk — The India-Mauritius Tax Treaty" under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted. The rest of the sections remains the same.

Columbia India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 14, 2018
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following Funds:
Fund (each a Fund and collectively, the Funds)	Prospectus and SAI Dated
Columbia India Small Cap ETF	8/1/2018
Effective immediately, the following changes are made in the Funds' Prospectus:
The first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", and "Summary of Columbia India Small Cap ETF" sections of the Funds' Prospectus is hereby deleted and replaced with the following:
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The rest of the sections remains the same.
The "Mauritius Subsidiary Risk" and "Treaty/Tax Risk — The India-Mauritius Tax Treaty" under the caption "Principal Risks" in the "Summary of Columbia Emerging Markets Consumer ETF", "Summary of Columbia India Infrastructure ETF", "Summary of Columbia India Small Cap ETF", "More Information About Columbia Emerging Markets Consumer ETF", "More Information About Columbia India Infrastructure ETF" and "More Information About Columbia India Small Cap ETF" sections of the Funds' Prospectus are hereby deleted. The rest of the sections remains the same.